Expense Example {- Fidelity Freedom® 2015 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-10 - Fidelity Freedom® 2015 Fund - Fidelity Freedom 2015 Fund - Class K	Jul. 15, 2022 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591